Segment and Revenue by Geography and By Major Customer (Details) - Schedule of Table Shows Revenue by Geography - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	$ 24,175	$ 22,481	$ 48,055	$ 44,101
Israel [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	543	749	1,266	1,279
China [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	2,332	2,533	4,755	5,339
United States [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	1,981	3,681	3,441	7,238
Hong Kong [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	2,383	3,965	4,134	7,286
Hungary [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	6,955	2,486	13,013	6,399
Japan [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	2,248	3,239	4,605	5,274
Germany [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	2,989	965	5,637	2,807
Taiwan [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	1,748	2,679	4,992	4,030
Other [Member]
Schedule of Table Shows Revenue by Geography [Abstract]
Revenues	$ 2,996	$ 2,184	$ 6,212	$ 4,449